GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
Shares Dividend Rate Value
aa
Investment Company – 70.0%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
199,423,465 4.854% $ 199,423,465
(Cost $199,423,465)
TOTAL INVESTMENTS – 70.0%
(Cost $199,423,465)
$ 199,423,465
OTHER ASSETS IN EXCESS OF LIABILITIES
– 30.0%
85,395,542
NET ASSETS – 100.0%
$ 284,819,007
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated issuer.
FUTURES CONTRACTS
— At September 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
100 oz Gold 28 12/27/24 $ 7,427,840 $ 489,433
Australian 10 year Bond 245 12/16/24 19,700,107 (62,244)
CAC 40 10 Euro Index 59 10/18/24 5,023,877 52,353
Coffee "C" 31 12/18/24 3,163,163 129,187
E-Mini Dow 34 12/20/24 7,249,310 187,150
EURO STOXX 50 Index 215 12/20/24 12,038,168 370,212
Euro-BTP 154 12/06/24 20,840,162 457,255
Euro-OAT 102 12/06/24 14,411,806 6,886
FTSE Taiwan Index Equity Index 44 10/30/24 3,284,160 23,346
FTSE/JSE Top 40 Index 329 12/19/24 15,160,754 847,976
FTSE/MIB Index 79 12/20/24 14,972,917 160,737
German Stock Index 39 12/20/24 21,167,033 613,896
Hang Seng Index 90 10/30/24 12,317,063 1,444,886
HSCEI 210 10/30/24 10,204,403 1,361,822
IBEX 35 Index 152 10/18/24 20,120,118 493,873
Lean Hogs 19 12/13/24 557,080 (8,816)
Live Cattle 42 12/31/24 3,106,320 135,665
LME Copper Base Metal 9 11/18/24 2,198,756 60,138
LME Copper Base Metal 18 10/14/24 4,372,231 379,646
LME Lead Base Metal 170 10/14/24 8,764,690 363,665
LME Lead Base Metal 18 11/18/24 935,671 7,711
LME Nickel Base Metal 81 10/14/24 8,414,832 673,203
LME Primary Aluminium 151 11/18/24 9,821,078 179,242
LME Primary Aluminium 65 10/14/24 4,257,094 233,237
LME Zinc Base Metal 132 10/14/24 10,122,024 1,036,903
LME Zinc Base Metal 98 11/18/24 7,553,374 675,343
Mini VSTOXX®Index 645 10/16/24 1,367,756 64,001
NASDAQ 100 E-Mini Index 13 12/20/24 5,267,925 106,934
Nikkei 225 Index 5 12/12/24 1,320,230 11,343
OMXS30 Index 251 10/18/24 6,489,494 144,312
Palladium 1 12/27/24 99,600 (5,903)
S&P 400 E-Mini MidCap Index 10 12/20/24 3,148,600 74,770
S&P 500 E-Mini Index 341 12/20/24 99,132,962 1,471,097
S&P/TSX 60 Index 52 12/19/24 11,107,072 113,662
SET50 Index 2,201 12/27/24 12,513,431 10,604

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
FUTURES CONTRACTS
(continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts: (continued)
Silver 23 12/27/24 $ 3,614,450 $ 139,025
SPI 200 Index 90 12/19/24 12,920,298 149,062
U.S. Treasury 10 Year Note 156 12/19/24 17,840,063 (5,171)
U.S. Treasury Long Bond 75 12/19/24 9,325,781 4,540
Total
$ 12,590,981
Short position contracts:
Brent Crude Oil (61) 10/31/24 (4,377,970) (43,513)
CBOE Volatality Index (17) 10/16/24 (320,323) (2,563)
Cocoa (3) 12/13/24 (232,080) (2,800)
Corn (15) 12/13/24 (318,000) (4,862)
Cotton No. 2 (24) 12/06/24 (883,320) (60,345)
Feeder Cattle (36) 11/21/24 (4,410,450) (257,692)
FTSE 100 Index (9) 12/20/24 (997,318) 8,350
FTSE China A50 Index (931) 10/30/24 (12,940,900) (2,406,664)
Hard Red Winter Wheat (78) 12/13/24 (2,277,600) 444
KOSPI 200 Index (49) 12/12/24 (3,258,985) (5,501)
LME Copper Base Metal (18) 10/14/24 (4,372,231) (264,667)
LME Copper Base Metal (8) 11/18/24 (1,954,450) (102,102)
LME Lead Base Metal (170) 10/14/24 (8,764,690) (351,540)
LME Lead Base Metal (126) 11/18/24 (6,549,701) (369,564)
LME Nickel Base Metal (81) 10/14/24 (8,414,832) (447,352)
LME Nickel Base Metal (77) 11/18/24 (8,045,952) (683,594)
LME Primary Aluminium (65) 10/14/24 (4,257,094) (557,826)
LME Zinc Base Metal (57) 11/18/24 (4,393,289) (347,007)
LME Zinc Base Metal (132) 10/14/24 (10,122,024) (1,081,745)
Low Sulphur Gasoil (78) 11/12/24 (5,112,900) (10,357)
Milling Wheat (82) 12/10/24 (1,014,331) 20,274
MSCI EAFE E-Mini Index (147) 12/20/24 (18,285,330) (410,691)
MSCI EAFE E-Mini Index (397) 12/20/24 (23,278,095) (1,507,739)
Natural Gas (306) 10/29/24 (8,892,360) (986,766)
NY Harbor USLD (27) 10/31/24 (2,445,698) (21,090)
RBOB Gasoline (20) 10/31/24 (1,623,888) (28,185)
Russell 2000 E-Mini Index (117) 12/20/24 (13,157,820) (559,198)
Soybean (15) 11/14/24 (792,562) (35,497)
Soybean Meal (28) 12/13/24 (955,360) (36,251)
Soybean Oil (49) 12/13/24 (1,273,314) (94,314)
Sugar No. 11 (41) 02/28/25 (1,031,822) (122,983)
TOPIX Index (48) 12/12/24 (8,841,886) 335,147
TurkDEX ISE 30 (1,768) 10/31/24 (5,764,256) 3,137
U.S. Treasury 10 Year Ultra Note (239) 12/19/24 (28,310,297) (11,657)
Wheat (35) 12/13/24 (1,021,125) 6,939
WTI Crude Oil (21) 10/22/24 (1,432,830) 15,114
Total
$ (10,424,660)
Total Futures Contracts
$ 2,166,321
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At September 30, 2024, the
Fund
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
BRL 59,380,000 USD 10,681,297 10/2/2024 $ 218,716
BRL 23,120,000 USD 4,224,589 11/4/2024 2,400
AUD 57,640,000 USD 38,792,096 12/18/2024 1,089,123
CAD 23,029,000 USD 17,024,642 12/18/2024 37,479
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
**End swaps header**
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
(continued)
CLP 7,670,000,000 USD 8,301,605 12/18/2024 $ 222,099
COP 39,930,000,000 USD 9,397,505 12/18/2024 2,176
CZK 367,744,000 USD 16,231,717 12/18/2024 37,326
EUR 19,590,000 USD 21,782,281 12/18/2024 93,868
GBP 49,005,750 USD 64,439,316 12/18/2024 1,067,437
HUF 432,000,000 USD 1,202,932 12/18/2024 4,176
IDR 308,520,000,000 USD 19,879,593 12/18/2024 372,278
INR 121,000,000 USD 1,435,348 12/18/2024 3,125
JPY 1,858,276,000 USD 12,988,547 12/18/2024 80,474
KRW 21,900,000,000 USD 16,468,226 12/18/2024 202,843
MXN 891,000 USD 44,163 12/18/2024 543
NZD 83,400,000 USD 51,618,221 12/18/2024 1,372,543
PLN 64,579,000 USD 16,626,059 12/18/2024 111,567
SEK 504,704,400 USD 49,378,357 12/18/2024 510,645
USD 10,771,029 COP 45,408,000,000 12/18/2024 81,804
USD 543,383 HUF 194,078,000 12/18/2024 1,084
USD 41,897,148 JPY 5,950,000,000 12/18/2024 51,547
USD 1,224,296 MXN 24,000,000 12/18/2024 20,085
USD 1,198,371 PLN 4,620,000 12/18/2024 956
ZAR 266,420,000 USD 14,753,051 12/18/2024 565,143
TOTAL
$ 6,149,437
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
USD 10,749,943 BRL 59,380,000 10/2/2024 (150,069)
USD 10,643,294 BRL 59,380,000 11/4/2024 (213,047)
HUF 5,012,000,000 USD 14,032,683 12/18/2024 (27,997)
JPY 4,618,000,000 USD 32,967,571 12/18/2024 (489,758)
MXN 22,750,000 USD 1,157,579 12/18/2024 (16,087)
NOK 156,600,000 USD 14,997,378 12/18/2024 (151,710)
USD 451,854 AUD 672,000 12/18/2024 (13,104)
USD 20,861,331 CAD 28,205,000 12/18/2024 (35,673)
USD 1,611,880 CHF 1,355,000 12/18/2024 (3,141)
USD 4,813,006 CLP 4,500,000,000 12/18/2024 (187,862)
USD 2,100,691 COP 9,064,000,000 12/18/2024 (33,011)
USD 67,228,580 EUR 60,573,000 12/18/2024 (413,282)
USD 10,569,317 GBP 8,007,000 12/18/2024 (133,766)
USD 21,470,139 INR 1,808,000,000 12/18/2024 (23,740)
USD 314,174 JPY 44,949,000 12/18/2024 (1,947)
USD 7,410,146 KRW 9,820,000,000 12/18/2024 (65,191)
USD 8,703,359 MXN 175,500,000 12/18/2024 (102,430)
USD 39,948,449 NOK 425,800,000 12/18/2024 (417,360)
USD 1,249,472 NZD 2,020,000 12/18/2024 (33,997)
USD 26,715,848 SEK 275,793,000 12/18/2024 (545,728)
USD 388,180 ZAR 7,010,000 12/18/2024 (14,870)
TOTAL
$ (3,073,770)
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
SWAP CONTRACTS
— At September 30, 2024 , the Portfolio had the following swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
3.750%
(b)
3 Month BBSW 12/18/2025 AUD 203,350 $ (27,400) $ 174,101 $ (201,501)
3.000
(c)
1 Day CORRA 12/18/2025 CAD 269,650 302,418 224,811 77,607
0.500
(c)
1 Day SOFR 12/18/2025 CHF 356,790 240,375 – 240,375
2.500
(c)
1 Day ESTRON 12/18/2025 EUR 130,570 524,561 291,535 233,026
4.000
(c)
1 Day SONIO 12/18/2025 GBP 111,090 15,966 325,358 (309,392)
2.000
(c)
3 Month STIBOR 12/18/2025 SEK 4,074,120 3,570 – 3,570
3.500
(c)
1 Day SOFR 12/18/2025 USD 610,120 13,850 787,274 (773,424)
2.000
(c)
1 Day ESTRON 12/18/2026 EUR 65,830 92,632 – 92,632
3.750
(c)
1 Day SONIO 12/18/2026 GBP 69,010 37,514 300,247 (262,733)
3.250
(c)
1 Day SOFR 12/18/2026 USD 99,160 (10,402) 242,693 (253,095)
3.000
(c)
6 Month PRIBOR 3/19/2030 CZK 655,600 (44,836) – (44,836)
5.500
(c)
6 Month BUBOR 3/19/2030 HUF 8,421,900 198,089 – 198,089
8.500
(d)
1 Month TIIE 3/19/2030 MXN 162,180 44,059 88,048 (43,989)
4.250
(c)
6 Month WIBOR 3/19/2030 PLN 109,570 110,507 1,987 108,520
7.500
(b)
3 Month JIBAR 3/19/2030 ZAR 641,080 (4,864) – (4,864)
2.750
(e)
1 Day CORRA 12/18/2034 CAD 30,190 (136,629) 30,754 (167,383)
0.750
(c)
1 Day SOFR 12/18/2034 CHF 26,290 504,935 323,101 181,834
2.250
(c)
1 Day ESTRON 12/18/2034 EUR 96,890 535,426 235,358 300,068
3.500
(c)
1 Day SONIO 12/18/2034 GBP 70,740 (723,203) 512,021 (1,235,224)
2.000
(c)
3 Month STIBOR 12/18/2034 SEK 201,680 (389,191) – (389,191)
3.250
(c)
1 Day SOFR 12/18/2034 USD 106,400 (353,440) 589,165 (942,605)
1 Day ESTRON
(c)
2.250% 12/18/2054 EUR 37,160 (143,043) (434,274) 291,231
1 Day SONIO
(c)
3.750 12/18/2054 GBP 33,470 154,259 (1,408,946) 1,563,205
1 Day SOFR
(c)
3.250 12/18/2054 USD 46,570 314,748 (826,998) 1,141,746
TOTAL $ 1,259,901 $ 1,456,235 $ (196,334)
(a)
Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to
September 30, 2024.
(b)
Payments made quarterly.
(c)
Payments made annually.
(d)
Payments made monthly.
(e)
Payments made semi-annually.
Investment Abbreviations:
BBSW — Bank Bill Swap Rate
BUBORON — Budapest Interbank Offered Rate
CORRA — Canadian Overnight Repo Rate Average
ESTRON — Euro Short-Term Rate
JIBAR — Johannesburg Interbank Agreed Rate
PRIBOR — Prague Interbank Offered Rate
SOFR — Secured Overnight Financing Rate
SONIO — Sterling Overnight Index Average
STIBOR — Stockholm Interbank Offered Rate
TIIE — Interbank Equilibrium Interest Rate
WIBOR — Warsaw Interbank Offered Rate
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
USD United States Dollar
ADDITIONAL INVESTMENT INFORMATION ( continued )
**End swaps header** (continued)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Currency Abbreviations: (continued)
ZAR South African Rand
ADDITIONAL INVESTMENT INFORMATION ( continued )
**End swaps header** (continued)

Goldman Sachs Alternative Funds I
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative

Goldman Sachs Alternative Funds I
Consolidated Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified, and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
A forward foreign currency exchange contract is a contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
iii. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Alternative Funds I
Consolidated Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
C. Fair Value Hierarchy— The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of September 30, 2024:
For further information regarding security characteristics, see the Schedules of Investments.
The Fund’s risks include, but are not limited to, the following:
Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as
“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections, less stringent accounting, corporate governance, financial reporting and disclosure standards, and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility
Managed Futures Strategy Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Investment Companies $ 199,423,465 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
(a)
Forward Foreign Currency Exchange Contracts $ — $ 6,149,437 $ —
Futures Contracts 13,062,520 — —
Interest Rate Swap Contracts — 4,431,903 —
Total
$ 13,062,520 $ 10,581,340 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Forward Foreign Currency Exchange Contracts
(a)
$ — $ (3,073,770) $ —
Futures Contracts
(a)
(10,896,199) — —
Interest Rate Swap Contracts
(a)
— (4,628,237) —
Total
$ (10,896,199) $ (7,702,007) $ —
€ 1.00 € 1.00 € 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Alternative Funds I
Consolidated Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in the general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund’s. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.
Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Alternative Funds I
Consolidated Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Subsidiary Risk — The Subsidiary is not registered under the Act and is not subject to all the investor protections of the Investment
Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the
Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.
Tax Risk — The Fund seeks to gain exposure to the commodity markets primarily through investments in the Subsidiary. The tax treatment of the Fund’s investments in the Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)